UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file Number _811-07388_

 Value Line Emerging Opportunities Fund, Inc.
(Exact name of registrant as specified in charter)

220 East 42nd Street, New York, N.Y. 10017
(Address of principal executive offices) (Zip Code)

Registrant’s telephone number, including area code: 212-907-1500

Date of fiscal year end: March 31, 2009

Date of reporting period: March 31, 2009

Item I.  Reports to Stockholders.

A copy of the Annual Report to Stockholders for the period ended 3/31/09 is included with this Form.

INVESTMENT ADVISER	EULAV Asset Management, LLC	A N N U A L R E P O R T
	220 East 42nd Street	M a r c h 31 , 2 0 0 9
New York, NY 10017-5891

DISTRIBUTOR	EULAV Securities, Inc.
220 East 42nd Street
New York, NY 10017-5891

CUSTODIAN BANK	State Street Bank and Trust Co.
225 Franklin Street
Boston, MA 02110

SHAREHOLDER	State Street Bank and Trust Co.
SERVICING AGENT	c/o BFDS
P.O. Box 219729
	Kansas City, MO 64121-9729	Value Line Emerging Opportunities Fund, Inc.

INDEPENDENT	PricewaterhouseCoopers LLP
REGISTERED PUBLIC	300 Madison Avenue
ACCOUNTING FIRM	New York, NY10017

LEGAL COUNSEL	Peter D. Lowenstein, Esq.
496 Valley Road
Cos Cob, CT 06807-0272

DIRECTORS	Joyce E. Heinzerling
Francis C. Oakley
David H. Porter
Paul Craig Roberts
Thomas T. Sarkany
Nancy-Beth Sheerr
Daniel S. Vandivort

OFFICERS	Mitchell E. Appel
President
Howard A. Brecher
Vice President and Secretary
Emily D. Washington
Treasurer

This audited report is issued for information to shareholders. It is not authorized for distribution to prospective investors unless preceded or accompanied by a currently effective prospectus of the Fund (obtainable from the Distributor).

#00063839

Value Line Emerging Opportunities Fund, Inc.

To Our Value Line Emerging

To Our Shareholders (unaudited):

Your Fund continues to gain recognition for its consistently superior track record. Lipper Inc., the mutual fund analysis company, awards its top Lipper Leader Rating to the Fund for both Total Return and Consistent Return, in recognition of the Fund’s top-quartile performance within its category for each time span under review—three years, five years, and ten years. The Fund also earns the top Lipper Leader Rating for expense minimization. Morningstar, another independent mutual fund advisory service, rates the Fund Above Average for Overall Return and Below Average for Overall Risk exposure relative to other funds in its peer group, certainly an enviable combination. We note the Fund’s portfolio manager is Stephen Grant who has been serving since 1998. In Morningstar’s January 12th, 2009 Fund report publication, it was indicated that Mr. Grant’s long term record is commendable and his performance has been superior to his peers and the index benchmark.

The Value Line Emerging Opportunities Fund recorded a loss of 38.1% in the fiscal year ended March 31, 2009, after expenses and fees. That compared with a loss of 37.5% in the same period for the unmanaged Russell 2000. (1)

In September 2007, the Fund was named to the Forbes Magazine Honor Roll, ranking 10th among many hundreds of funds of all kinds on that long-standing annual list, which is based upon long-term performance and consistency of returns. In September 2008, Forbes ranked the Fund 11th in that calculation.

Of course, there has been no place to hide in this difficult stock market. But the Fund’s disciplined investment approach has helped it avoid the worst of the dangers. We invest in stocks that show superior earnings momentum and price momentum, relative to other stocks. When these measures subsequently falter, we are quick to sell the holding and replace it with a better-performing issue. Put another way, we continually search for stocks where investor psychology is improving, rather than deteriorating. This discipline allowed your Fund to avoid, for example, most of the large declines in the financial services sector.

Wide diversification helps reduce the risk profile of the Fund, too. The portfolio holds about 300 stocks across many different industries. We invest less than ½ of 1% of total assets in any new holding, and only about 9% of the Fund’s assets are invested in its top 10 holdings.

Thank you for your continued confidence in the Fund.

Sincerely,

/s/ Mitchell Appel

Mitchell Appel, President

May 26, 2009

(1)
The Russell 2000 Index is representative of the smaller capitalization stocks traded in the United States. This is an unmanaged index and does not reflect charges, expenses, or taxes, so it is not possible to invest in this Index.

2

Value Line Emerging Opportunities Fund, Inc.

Opportunities Fund Shareholders

Economic Observations (unaudited)

The recession is in full bloom, having hit this country with its worst business setback in several generations. Meanwhile, the downturn has spread overseas with ferocity creating a global crisis.

The current situation is traceable to several events, beginning with the sharp declines in housing construction, home sales, and real estate prices. We also have seen a reduction in credit availability, a high level of bank failures, rising foreclosure rates, increasing unemployment, a contraction in auto activity, and declines in manufacturing and nonmanufacturing. These developments are consistent with a deep and prolonged recession. As 2009 proceeds, we are facing a serious worldwide contraction that will at best end by late this year. Government reaction to this global upheaval is likely to involve attempts to foster major infrastructure rebuilding and stabilize employment. It is hoped that such efforts will shorten the downturn’s duration and reduce its severity.

Meanwhile, inflation, which had earlier moved sharply higher in this country due to dramatic increases in oil, food, and commodity prices, has moderated noticeably, thanks to more recent declines in energy prices. Our expectation is that absent a more potent long-term business expansion than we now project, inflation should remain in check for the most part over the next year or so. In fact, there is the possibility that we could see selective deflation along the way, especially if consumer demand falters much further. By early next decade, however, the massive governmental efforts being undertaken may result in somewhat higher inflation.

3

Value Line Emerging Opportunities Fund, Inc.

(unaudited)

The following graph compares the performance of the Value Line Emerging Opportunities Fund, Inc. to that of the Russell 2000 Stock Index. The Value Line Emerging Opportunities Fund, Inc. is a professionally managed mutual fund, while the Index is not available for investment and is unmanaged. The returns for the Index do not reflect charges, expenses or taxes but do include the reinvestment of dividends. The comparison is shown for illustrative purposes only.

Comparison of a Change in Value of a $10,000 Investment in
The Value Line Emerging Opportunities Fund, Inc. and the Russell 2000 Stock Index*

*	The Russell 2000 Stock Index is representative of the smaller capitalization stocks traded in the United States.

Performance Data:**

	Average Annual Total Return	Growth of an Assumed Investment of $10,000
1 year ended 3/31/09	(38.11)%	$6,189
5 years ended 3/31/09	(3.59)%	$8,329
10 years ended 3/31/09	6.21%	$18,264

**
The performance data quoted represent past performance and are no guarantee of future performance. The average annual total returns and growth of an assumed investment of $10,000 include dividends reinvested and capital gains distributions accepted in shares. The investment return and principal value of an investment will fluctuate so that an investment, when redeemed, may be worth more or less than its original cost. The performance data and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

4

Value Line Emerging Opportunities Fund, Inc.

FUND EXPENSES (unaudited):

Example

As a shareholder of the Fund, you incur ongoing costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (October 1, 2008 through March 31, 2009).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if transactional costs were included, your costs would have been higher.

	Beginning account value 10/1/08	Ending account value 3/31/09	Expenses paid during period 10/1/08 thru 3/31/09*
Actual	$1,000.00	$667.77	$5.43
Hypothetical (5% return before expenses)	$1,000.00	$1,018.42	$6.57

*

Expenses are equal to the Fund’s annualized expense ratio of 1.31% multiplied by the average account value over the period, multiplied by 182/365 to reflect the one-half year period. This expense ratio may differ from the expense ratio shown in the Financial Highlights.

5

Value Line Emerging Opportunities Fund, Inc.

Portfolio Highlights at March 31, 2009 (unaudited)

Ten Largest Holdings

Issue	Shares	Value	Percentage of Net Assets
Illumina, Inc.	166,000	$6,181,840	1.3%
ITT Educational Services, Inc.	48,500	$5,888,870	1.3%
Hansen Natural Corp.	140,000	$5,040,000	1.1%
URS Corp.	114,865	$4,641,695	1.0%
Alexion Pharmaceuticals, Inc.	118,000	$4,443,880	1.0%
Buckle, Inc. (The)	133,500	$4,262,655	0.9%
Watson Wyatt Worldwide, Inc. Class A	85,300	$4,211,261	0.9%
GameStop Corp. Class A	150,000	$4,203,000	0.9%
Flowers Foods, Inc.	175,800	$4,127,784	0.9%
FTI Consulting, Inc.	83,000	$4,106,840	0.9%

Asset Allocation – Percentage of Net Assets

Equity Sector Weightings – Percentage of Total Investment Securities

6

Value Line Emerging Opportunities Fund, Inc.

Schedule of Investments	March 31, 2009

Shares		Value
COMMON STOCKS (97.0%)

	AEROSPACE/DEFENSE (2.9%)
28,000	AAR Corp.*	$351,120
27,000	Alliant Techsystems, Inc.*	1,808,460
102,000	BE Aerospace, Inc.*	884,340
79,200	Esterline Technologies Corp.*.	1,599,048
24,400	Grupo Aeroportuario del Sureste S.A.B. de C.V. ADR.	702,232
66,000	HEICO Corp..	1,603,800
54,025	Moog, Inc. Class A*	1,235,552
177,000	Orbital Sciences Corp.*	2,104,530
24,800	Precision Castparts Corp.	1,485,520
59,700	Teledyne Technologies, Inc.*	1,592,796
		13,367,398

	APPAREL (1.3%)
136,000	Guess?, Inc.	2,866,880
66,000	Phillips-Van Heusen Corp.	1,496,880
77,000	Warnaco Group, Inc. (The)*	1,848,000
		6,211,760

	AUTO PARTS (0.9%)
67,000	BorgWarner, Inc.	1,360,100
200,000	LKQ Corp.*	2,854,000
		4,214,100

	BANK (0.3%)
10,000	Bancolombia S.A. ADR	194,700
37,500	Bank of Hawaii Corp.	1,236,750
		1,431,450

	BANK - MIDWEST (0.2%)
15,040	Commerce Bancshares, Inc.	545,952
7,916	First Financial Bankshares, Inc.	381,314
4,250	IBERIABANK Corp.	195,245
		1,122,511

	BEVERAGE - ALCOHOLIC (0.1%)
64,025	Central European Distribution Corp.*	688,909

	BEVERAGE - SOFT DRINK (1.1%)
140,000	Hansen Natural Corp.*	5,040,000

	BIOTECHNOLOGY (1.2%)
31,000	Alnylam Pharmaceuticals, Inc.*	590,240
35,000	Gen-Probe, Inc.*	1,595,300
39,200	Techne Corp.	2,144,632
20,400	United Therapeutics Corp.*	1,348,236
		5,678,408

Shares		Value
	BUILDING MATERIALS (0.3%)
10,500	Ameron International Corp.	$552,930
28,000	Dynamic Materials Corp.	256,480
16,200	Jacobs Engineering Group, Inc.*	626,292
		1,435,702

	CANADIAN ENERGY (0.2%)
35,000	Suncor Energy, Inc.	777,350

	CHEMICAL - DIVERSIFIED (0.8%)
28,000	Albemarle Corp.	609,560
18,000	FMC Corp.	776,520
89,200	LSB Industries, Inc.*	882,188
60,000	Sociedad Quimica y Minera de Chile S.A. ADR	1,593,600
		3,861,868

	CHEMICAL - SPECIALTY (1.5%)
50,700	Airgas, Inc.	1,714,167
26,350	Ceradyne, Inc.*	477,725
12,400	Ecolab, Inc.	430,652
32,000	Lubrizol Corp. (The)	1,088,320
16,000	NewMarket Corp.	708,800
8,000	Praxair, Inc.	538,320
58,000	Sigma-Aldrich Corp.	2,191,820
		7,149,804

	COMPUTER & PERIPHERALS (0.9%)
19,000	Logitech International S.A.*	195,320
79,200	MICROS Systems, Inc.*	1,485,000
103,000	NCR Corp.*	818,850
71,600	Synaptics, Inc.*	1,916,016
		4,415,186

	COMPUTER SOFTWARE & SERVICES (4.3%)
70,200	Advent Software, Inc.*	2,338,362
111,726	ANSYS, Inc.*	2,804,323
82,600	Blackbaud, Inc.	958,986
55,200	Cognizant Technology Solutions Corp. Class A*	1,147,608
117,000	Concur Technologies, Inc.*	2,245,230
50,700	Equinix, Inc.*	2,846,805
340,000	Lawson Software, Inc.*	1,445,000
46,800	ManTech International Corp. Class A*	1,960,920
35,000	Omniture, Inc.*	461,650
26,000	Quality Systems, Inc.	1,176,500
90,000	Sybase, Inc.*	2,726,100
		20,111,484

See Notes to Financial Statements.
7

Value Line Emerging Opportunities Fund, Inc.

March 31, 2009

Shares		Value
	DIVERSIFIED COMPANIES (3.2%)
89,200	Acuity Brands, Inc.	$2,010,568
87,700	AMETEK, Inc.	2,742,379
111,000	Barnes Group, Inc.	1,186,590
63,000	Brink’s Co. (The).	1,666,980
12,000	Chemed Corp.	466,800
18,900	EnPro Industries, Inc.*	323,190
52,800	ESCO Technologies, Inc.*	2,043,360
10,600	GeoEye, Inc.*	209,350
43,500	Matthews International Corp. Class A	1,253,235
49,700	Taubman Centers, Inc.	846,888
43,600	Valmont Industries, Inc.	2,189,156
		14,938,496

	DRUG (3.9%)
118,000	Alexion Pharmaceuticals, Inc.*	4,443,880
37,500	AMAG Pharmaceuticals, Inc.*	1,378,875
99,000	Auxilium Pharmaceuticals, Inc.*	2,744,280
61,589	Celgene Corp.*	2,734,552
31,200	Covance, Inc.*	1,111,656
79,187	Immucor, Inc.*	1,991,553
128,200	PAREXEL International Corp.*	1,247,386
52,000	Perrigo Co.	1,291,160
59,000	Pharmaceutical Product Development, Inc.	1,399,480
		18,342,822

	E-COMMERCE (1.4%)
72,000	Ctrip.com International Ltd. ADR	1,972,800
180,000	Informatica Corp.*	2,386,800
60,000	Salesforce.com, Inc.*	1,963,800
		6,323,400

	EDUCATIONAL SERVICES (3.1%)
72,000	Blackboard, Inc.*	2,285,280
34,000	DeVry, Inc.	1,638,120
48,500	ITT Educational Services, Inc.*	5,888,870
28,000	New Oriental Education & Technology Group, Inc. ADR*	1,407,000
19,000	Strayer Education, Inc.	3,417,530
		14,636,800

Shares		Value
	ELECTRICAL EQUIPMENT (1.7%)
13,000	Baldor Electric Co.	$188,370
91,000	EnerSys*	1,102,920
104,000	FLIR Systems, Inc.*	2,129,920
71,700	General Cable Corp.*	1,421,094
28,200	Rofin-Sinar Technologies, Inc.*	454,584
47,000	Thomas & Betts Corp.*	1,175,940
101,600	Trimble Navigation Ltd.*	1,552,448
		8,025,276

	ELECTRICAL UTILITY – CENTRAL (0.7%)
77,000	ITC Holdings Corp.	3,358,740

	ELECTRONICS (0.7%)
78,000	Amphenol Corp. Class A	2,222,220
94,950	Diodes, Inc.*	1,007,420
		3,229,640

	ENTERTAINMENT (0.1%)
29,100	Central European Media Enterprises Ltd. Class A*	333,486

	ENTERTAINMENT TECHNOLOGY (0.2%)
29,000	Dolby Laboratories, Inc. Class A*	989,190

	ENVIRONMENTAL (2.5%)
119,000	Calgon Carbon Corp.*	1,686,230
60,800	Clean Harbors, Inc.*	2,918,400
29,000	Fuel Tech, Inc.*	303,340
22,500	Republic Services, Inc.	385,875
73,600	Stericycle, Inc.*	3,512,928
108,000	Waste Connections, Inc.*	2,775,600
		11,582,373

	FINANCIAL SERVICES – DIVERSIFIED (2.2%)
23,400	Affiliated Managers Group, Inc.*	976,014
11,400	BlackRock, Inc.	1,482,456
3,000	Credicorp Ltd.	140,520
24,000	Eaton Vance Corp.	548,400
79,000	EZCORP, Inc. Class A*	914,030
9,135	Fidelity National Information Services, Inc.	166,257
53,250	Financial Federal Corp.	1,127,835
32,800	First Cash Financial Services, Inc.*	489,376

See Notes to Financial Statements.
8

Value Line Emerging Opportunities Fund, Inc.

Schedule of Investments

Shares		Value
24,000	Global Payments, Inc.	$801,840
4,567	Lender Processing Services, Inc.	139,796
60,300	ProAssurance Corp.*	2,811,186
45,000	Wright Express Corp.*	819,900
		10,417,610

	FOOD PROCESSING (2.2%)
175,800	Flowers Foods, Inc.	4,127,784
109,000	McCormick & Company, Inc.	3,223,130
52,400	Ralcorp Holdings, Inc.*	2,823,312
		10,174,226

	FOOD WHOLESALERS (0.7%)
68,000	Green Mountain Coffee Roasters, Inc.*	3,264,000

	FOREIGN TELECOMMUNICATIONS (0.3%)
21,722	Brasil Telecom Participacoes S.A. ADR	784,598
26,998	Brasil Telecom S.A. ADR	447,627
		1,232,225

	GROCERY (0.5%)
112,000	Ruddick Corp.	2,514,400

	HEALTH CARE INFORMATION SYSTEMS (0.1%)
6,000	Cerner Corp.*	263,820

	HOME APPLIANCES (0.1%)
22,700	Toro Co. (The)	548,886

	HOTEL/GAMING (1.0%)
55,000	Bally Technologies, Inc.*	1,013,100
48,000	Penn National Gaming, Inc.*	1,159,200
124,000	WMS Industries, Inc.*	2,592,840
		4,765,140

	HOUSEHOLD PRODUCTS (1.1%)
71,000	Church & Dwight Co., Inc.	3,708,330
24,000	Energizer Holdings, Inc.*	1,192,560
12,000	Tupperware Brands Corp.	203,880
		5,104,770
	HUMAN RESOURCES (1.6%)
106,000	Hewitt Associates, Inc. Class A*	3,154,560

Shares		Value
85,300	Watson Wyatt Worldwide, Inc. Class A	$4,211,261
		7,365,821

	INDUSTRIAL SERVICES (5.4%)
38,100	Aaron Rents, Inc.	1,015,746
63,000	Brink’s Home Security Holdings, Inc.*	1,423,800
19,600	C.H. Robinson Worldwide, Inc.	893,956
141,900	Corrections Corp. of America*	1,817,739
102,000	EMCOR Group, Inc.*	1,751,340
83,000	FTI Consulting, Inc.*	4,106,840
134,900	Geo Group, Inc. (The)*	1,787,425
10,800	Michael Baker Corp.*	280,800
166,920	Quanta Services, Inc.*	3,580,434
111,600	Ritchie Bros. Auctioneers, Inc.	2,074,644
82,100	Stanley, Inc.*	2,084,519
114,865	URS Corp.*	4,641,695
		25,458,938

	INFORMATION SERVICES (2.1%)
47,000	Alliance Data Systems Corp.*	1,736,650
85,400	Arbitron, Inc.	1,281,854
52,050	FactSet Research Systems, Inc.	2,601,979
36,700	IHS, Inc. Class A*.	1,511,306
27,000	Interactive Data Corp.	671,220
182,000	Nuance Communications, Inc.*	1,976,520
		9,779,529
	INSURANCE - LIFE (0.2%)
22,400	Reinsurance Group of America, Inc.	725,536

	INSURANCE - PROPERTY & CASUALTY (2.2%)
63,500	American Financial Group, Inc.	1,019,175
54,300	Arch Capital Group Ltd.*	2,924,598
4,100	Markel Corp.*	1,163,908
27,000	Odyssey Re Holdings Corp.	1,024,110
63,200	RLI Corp.	3,172,640
10,000	Tower Group, Inc.	246,300

See Notes to Financial Statements.
9

Value Line Emerging Opportunities Fund, Inc.

March 31, 2009

Shares		Value
34,100	Zenith National Insurance Corp.	$822,151
		10,372,882
	INTERNET (1.1%)
135,000	Atheros Communications, Inc.*	1,979,100
201,000	CyberSource Corp.*	2,976,810
6,000	GigaMedia Ltd.*	33,120
		4,989,030
	MACHINERY (7.5%)
27,000	Actuant Corp. Class A	278,910
75,750	Applied Industrial Technologies, Inc.	1,277,902
60,000	Bucyrus International, Inc.	910,800
14,100	Cascade Corp.	248,583
80,800	CIRCOR International, Inc.	1,819,616
88,400	Curtiss-Wright Corp.	2,479,620
34,800	Donaldson Company, Inc.	934,032
28,000	Flowserve Corp.	1,571,360
78,000	Foster Wheeler AG*	1,362,660
96,400	Gardner Denver, Inc.*	2,095,736
44,850	Graco, Inc.	765,590
54,400	IDEX Corp.	1,189,728
69,500	Kaydon Corp.	1,899,435
101,600	Lennox International, Inc.	2,688,336
44,400	Lincoln Electric Holdings, Inc.	1,407,036
41,100	Lindsay Corp.	1,109,700
116,000	Manitowoc Company, Inc. (The)	379,320
44,000	Middleby Corp. (The)*	1,426,920
35,900	MSC Industrial Direct Co., Inc. Class A	1,115,413
44,000	Nordson Corp.	1,250,920
58,000	Regal-Beloit Corp.	1,777,120
91,000	Robbins & Myers, Inc.	1,380,470
43,200	Roper Industries, Inc.	1,833,840
57,000	Snap-on, Inc.	1,430,700
6,600	Sun Hydraulics Corp.	96,426
8,600	Tennant Co.	80,582
85,000	Wabtec Corp.	2,242,300
		35,053,055
	MARITIME (0.5%)
92,400	Kirby Corp.*	2,461,536

Shares		Value
	MEDICAL SERVICES (1.5%)
82,333	Amedisys, Inc.*	$2,263,334
12,000	Emergency Medical Services Corp. Class A*	376,680
28,200	Gentiva Health Services, Inc.*	428,640
47,000	ICON PLC ADR*	759,050
23,000	Kendle International, Inc.*	482,080
100,000	PSS World Medical, Inc.*	1,435,000
51,100	Psychiatric Solutions, Inc.*	803,803
76,000	Sun Healthcare Group, Inc.*	641,440
		7,190,027
	MEDICAL SUPPLIES (8.7%)
2,000	Abaxis, Inc.*	34,480
12,600	Bard (C.R.), Inc.	1,004,472
40,000	Bio-Rad Laboratories, Inc. Class A*	2,636,000
12,000	Charles River Laboratories International, Inc.*	326,520
67,000	DENTSPLY International, Inc.	1,798,950
64,000	Edwards Lifesciences Corp.*	3,880,320
68,500	Haemonetics Corp.*	3,772,980
34,000	Henry Schein, Inc.*	1,360,340
46,800	IDEXX Laboratories, Inc.*	1,618,344
166,000	Illumina, Inc.*	6,181,840
25,600	Integra LifeSciences Holdings Corp.*	633,088
18,400	Intuitive Surgical, Inc.*	1,754,624
87,000	Life Technologies Corp.*	2,825,760
46,000	Masimo Corp.*	1,333,080
120,800	Meridian Bioscience, Inc.	2,188,896
18,000	Natus Medical, Inc.*	153,180
94,900	NuVasive, Inc.*	2,977,962
95,000	Owens & Minor, Inc.	3,147,350
87,000	West Pharmaceutical Services, Inc.	2,854,470
26,800	Zoll Medical Corp.*	384,848
		40,867,504
	METALS & MINING DIVERSIFIED (0.0%)
7,000	AMCOL International Corp.	103,880

See Notes to Financial Statements.
10

Value Line Emerging Opportunities Fund, Inc.

Schedule of Investments

Shares		Value
	METALS FABRICATING (0.1%)
13,000	Harsco Corp.	$288,210
20,000	Kennametal, Inc.	324,200
		612,410
	NATURAL GAS - DISTRIBUTION (1.9%)
37,200	AGL Resources, Inc.	986,916
78,000	Northwest Natural Gas Co.	3,386,760
94,400	South Jersey Industries, Inc.	3,304,000
54,700	UGI Corp.	1,291,467
		8,969,143

	NATURAL GAS - DIVERSIFIED (0.6%)
26,000	Energen Corp.	757,380
95,800	Penn Virginia Corp.	1,051,884
34,720	XTO Energy, Inc.	1,063,126
		2,872,390

	OILFIELD SERVICES/EQUIPMENT (2.9%)
91,000	Arena Resources, Inc.*	2,318,680
16,000	Atwood Oceanics, Inc.*	265,440
103,000	AZZ, Inc.*	2,718,170
71,000	Bristow Group, Inc.*	1,521,530
20,000	Core Laboratories N.V.	1,463,200
40,000	Exterran Holdings, Inc.*	640,800
38,800	FMC Technologies, Inc.*	1,217,156
47,000	Oceaneering International, Inc.*	1,732,890
57,000	Superior Energy Services, Inc.*	734,730
111,000	Willbros Group, Inc.*	1,076,700
		13,689,296
	PACKAGING & CONTAINER (2.2%)
99,200	AptarGroup, Inc.	3,089,088
96,000	CLARCOR, Inc.	2,418,240
61,600	Greif, Inc. Class A	2,050,664
56,200	Silgan Holdings, Inc.	2,952,748
		10,510,740
	PAPER & FOREST PRODUCTS (0.2%)
74,000	Koppers Holdings, Inc.	1,074,480

	PETROLEUM - INTEGRATED (0.7%)
118,800	Denbury Resources, Inc.*	1,765,368

Shares		Value
92,800	Frontier Oil Corp.	$1,186,912
20,000	Holly Corp.	424,000
		3,376,280
	PETROLEUM - PRODUCING (1.0%)
33,050	Atlas America, Inc.	289,187
46,000	Forest Oil Corp.*	604,900
54,000	Quicksilver Resources, Inc.*	299,160
80,700	Range Resources Corp.	3,321,612
		4,514,859
	PHARMACY SERVICES (0.2%)
54,700	Catalyst Health Solutions, Inc.*	1,084,154

	POWER (0.2%)
83,000	Covanta Holding Corp.*	1,086,470

	PRECISION INSTRUMENT (1.2%)
36,700	Badger Meter, Inc.	1,060,263
8,400	Dionex Corp.*	396,900
24,600	Thermo Fisher Scientific, Inc.*	877,482
39,000	Triumph Group, Inc.	1,489,800
22,400	Varian, Inc.*	531,776
104,600	Woodward Governor Co.	1,169,428
		5,525,649
	PUBLISHING (0.1%)
13,000	John Wiley & Sons, Inc. Class A	387,140

	R.E.I.T. (0.1%)
12,000	PS Business Parks, Inc.	442,200

	RAILROAD (0.7%)
90,700	Genesee & Wyoming, Inc. Class A*	1,927,375
98,000	Kansas City Southern*	1,245,580
		3,172,955
	RECREATION (0.7%)
130,000	Marvel Entertainment, Inc.*	3,451,500

	RESTAURANT (0.2%)
12,200	Chipotle Mexican Grill, Inc. Class A*	809,836

See Notes to Financial Statements.
11

Value Line Emerging Opportunities Fund, Inc.

March 31, 2009

Shares		Value
	RETAIL - AUTOMOTIVE (0.7%)
62,000	Copart, Inc.*	$1,838,920
45,400	O’Reilly Automotive, Inc.*	1,589,454
		3,428,374

	RETAIL - SPECIAL LINES (2.6%)
133,000	Aeropostale, Inc.*	3,532,480
133,500	Buckle, Inc. (The)	4,262,655
7,000	Fossil, Inc.*	109,900
150,000	GameStop Corp. Class A*	4,203,000
9,962	Hibbett Sports, Inc.*	191,470
		12,299,505

	SECURITIES BROKERAGE (1.0%)
12,400	Investment Technology Group, Inc.*	316,448
33,000	Raymond James Financial, Inc.	650,100
91,000	Stifel Financial Corp.*	3,941,210
		4,907,758

	SHOE (0.9%)
46,700	Deckers Outdoor Corp.*	2,476,968
101,750	Wolverine World Wide, Inc.	1,585,265
		4,062,233

	STEEL - GENERAL (0.3%)
25,000	Ampco-Pittsburgh Corp.	331,500
48,800	Cliffs Natural Resources, Inc.	886,208
6,000	Haynes International, Inc.*	106,920
		1,324,628
	TELECOMMUNICATION SERVICES (1.4%)
93,000	Alaska Communications Systems Group, Inc.	623,100
60,417	American Tower Corp. Class A*	1,838,490
55,008	Crown Castle International Corp.*	1,122,713
9,200	NTELOS Holdings Corp.	166,888
69,000	Premiere Global Services, Inc.*	608,580
36,000	Syniverse Holdings, Inc.*	567,360
161,000	TW Telecom, Inc.*	1,408,750
		6,335,881

Shares		Value
	TELECOMMUNICATIONS EQUIPMENT (0.8%)
67,200	Comtech Telecommunications Corp.*	$1,664,544
81,200	Nice Systems Ltd. ADR*	2,018,632
		3,683,176

	THRIFT (0.1%)
47,448	Hudson City Bancorp, Inc.	554,667

	TIRE & RUBBER (0.1%)
15,600	Carlisle Companies, Inc.	306,228

	TOILETRIES & COSMETICS (0.6%)
50,500	Chattem, Inc.*	2,830,525

	TRUCKING (1.4%)
126,400	HUB Group, Inc. Class A*	2,148,800
124,000	Hunt (J.B.) Transport Services, Inc.	2,989,640
44,400	Landstar System, Inc.	1,486,068
		6,624,508

	WATER UTILITY (0.6%)
9,300	American States Water Co.	337,776
32,000	California Water Service Group	1,339,520
58,000	Cia de Saneamento Basico do Estado de Sao Paulo ADR	1,238,300
		2,915,596

	WIRELESS NETWORKING (1.0%)
42,700	Itron, Inc.*	2,021,845
110,000	SBA Communications Corp. Class A*	2,563,000
		4,584,845
	TOTAL COMMON STOCKS AND TOTAL INVESTMENT SECURITIES (97.0%) (Cost $560,051,872)	455,356,394

See Notes to Financial Statements.
12

Value Line Emerging Opportunities Fund, Inc.

Schedule of Investments

Principal Amount		Value
SHORT-TERM INVESTMENTS (2.9%)

	U.S. TREASURY OBLIGATIONS (2.7%)
$13,000,000	United States Treasury Bill, 0.13%, 4/23/09 (1)	$12,999,920

	REPURCHASE AGREEMENTS (0.2%)
900,000	With Morgan Stanley, 0.06%, dated 3/31/09, due 4/1/09, delivery value $900,002 (collateralized by $915,000 U.S. Treasury Notes 1.125%, due 12/15/11, with a value of $920,714)	900,000
	TOTAL SHORT-TERM INVESTMENTS (Cost $13,899,920)	13,899,920
CASH AND OTHER ASSETS IN EXCESS OF LIABILITIES (0.1%)		287,898
NET ASSETS (100%)		$469,544,212

NET ASSET VALUE OFFERING AND REDEMPTION PRICE, PER OUTSTANDING SHARE ($469,544,212 ÷ 25,163,771 shares outstanding)		$18.66

*	Non-income producing.

(1)	The rate shown on discount securities represents the yield or rate as of March 31, 2009.

ADR	American Depositary Receipt.

See Notes to Financial Statements.
13

Value Line Emerging Opportunities Fund, Inc.

Statement of Assets and Liabilities at March 31, 2009

Assets:
Investment securities, at value
(Cost — $573,051,792)	$468,356,314
Repurchase agreements
(Cost - $900,000)	900,000
Cash	48,681
Interest and dividends receivable	537,668
Receivable for capital shares sold	402,224
Receivable for securities sold	156,037
Prepaid expenses	95,896
Total Assets	470,496,820
Liabilities:
Payable for capital shares repurchased	325,107
Accrued expenses:
Advisory fee	284,848
Service and distribution plan fees	94,949
Directors’ fees and expenses	17,306
Other	230,398
Total Liabilities	952,608
Net Assets	$469,544,212
Net assets consist of:
Capital stock, at $0.001 par value
(authorized 300,000,000, outstanding 25,163,771 shares)	$25,164
Additional paid-in capital	666,743,334
Accumulated net realized loss on investments and foreign currency	(92,528,808)
Net unrealized depreciation of investments	(104,695,478)
Net Assets	$469,544,212
Net Asset Value, Offering and Redemption Price per Outstanding Share ($469,544,212 ÷ 25,163,771 shares outstanding)	$18.66

Statement of Operations for the Year Ended March 31, 2009

Investment Income:
Dividends (net of foreign withholding tax of $30,950)	$5,089,343
Interest	638,488
Total Income	5,727,831
Expenses:
Advisory fee	5,688,279
Service and distribution plan fees	1,896,093
Auditing and legal fees	537,177
Transfer agent fees	265,654
Printing and postage	237,966
Custodian fees	144,471
Directors’ fees and expenses	78,218
Insurance	68,766
Other	37,199
Total Expenses Before Custody Credits	8,953,823
Less: Custody Credits	(18,833)
Net Expenses	8,934,990
Net Investment Loss	(3,207,159)
Net Realized and Unrealized Gain/ (Loss) on Investments and Foreign Exchange Transactions:
Net Realized Loss	(92,317,526)
Change in Net Unrealized Appreciation/(Depreciation)	(252,691,831)
Net Realized Loss and Change in Net Unrealized Appreciation/ (Depreciation) on Investments and Foreign Exchange Transactions	(345,009,357)
Net Decrease in Net Assets from Operations	$(348,216,516)

See Notes to Financial Statements.
14

Value Line Emerging Opportunities Fund, Inc.

Statement of Changes in Net Assets
for the Years Ended March 31, 2009 and 2008

	Year Ended March 31, 2009	Year Ended March 31, 2008

Operations:
Net investment loss	$(3,207,159)	$(1,684,057)
Net realized gain/(loss) on investments and foreign currency	(92,317,526)	16,834,059
Change in net unrealized appreciation/(depreciation)	(252,691,831)	(60,077,178)
Net decrease in net assets from operations	(348,216,516)	(44,927,176)

Distributions to Shareholders:
Net realized gain from investment transactions	(5,586,516)	(20,312,212)

Capital Share Transactions:
Proceeds from sale of shares	193,628,543	363,136,292
Proceeds from reinvestment of distributions to shareholders	5,346,374	19,658,865
Cost of shares repurchased	(286,341,528)	(215,667,232)
Net increase/(decrease) in net assets from capital share transactions	(87,366,611)	167,127,925
Total Increase/(Decrease) in Net Assets	(441,169,643)	101,888,537

Net Assets:
Beginning of year	910,713,855	808,825,318
End of year	$469,544,212	$910,713,855
Undistributed net investment income, at end of year	$—	$2,678

See Notes to Financial Statements.
15

Value Line Emerging Opportunities Fund, Inc.

Notes to Financial Statements

1.	Significant Accounting Policies

Value Line Emerging Opportunities Fund, Inc., (the “Fund”) is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company whose primary investment objective is long-term growth of capital. The Fund invests primarily in “small-cap” common stocks. The following significant accounting policies are in conformity with generally accepted accounting principles for investment companies. Such policies are consistently followed by the Fund in the preparation of its financial statements. Generally accepted accounting principles require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results may differ from those estimates.

(A) Security Valuation: Securities listed on a securities exchange are valued at the closing sales prices on the date as of which the net asset value is being determined. Securities traded on the NASDAQ Stock Market are valued at the NASDAQ Official Closing Price. In the absence of closing sales prices for such securities and for securities traded in the over-the-counter market, the security is valued at the midpoint between the latest available and representative asked and bid prices. Short-term instruments with maturities of 60 days or less at the date of purchase are valued at amortized cost, which approximates market value. Short-term instruments with maturities greater than 60 days at the date of purchase are valued at the midpoint between the latest available and representative asked and bid prices, and commencing 60 days prior to maturity such securities are valued at amortized cost. Securities for which market quotations are not readily available or that are not readily marketable and all other assets of the Fund are valued at fair value as the Board of Directors may determine in good faith. In addition, the Fund may use the fair value of a security when the closing market price on the primary exchange where the security is traded no longer accurately reflects the value of a security due to factors affecting one or more relevant securities market or the specific issuer.

(B) Fair Value Measurements: The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”), effective April 1, 2008. In accordance with FAS 157, fair value is defined as the price that the Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. FAS 157 established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

16

Value Line Emerging Opportunities Fund, Inc.

March 31, 2009

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of March 31, 2009 in valuing the Fund’s investments carried at value:

Valuation Inputs	Investments in Securities	Other Financial Instruments*

Level 1 - Quoted Prices	$455,356,394	—
Level 2 - Other Significant Observable Inputs	13,899,920	—
Level 3 - Significant Unobservable Inputs	—	—
Total	$469,256,314	—

*	Other financial instruments include futures, forwards and swap contracts.

For the year ended March 31, 2009, there were no Level 3 investments.

(C) Repurchase Agreements: In connection with transactions in repurchase agreements, the Fund’s custodian takes possession of the underlying collateral securities, the value of which exceeds the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, it is the Fund’s policy to mark-to-market the collateral on a daily basis to ensure the adequacy of the collateral. In the event of default of the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. Under certain circumstances, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings.

(D) Federal Income Taxes: It is the policy of the Fund to qualify as a regulated investment company by complying with the provisions available to regulated investment companies, as defined in applicable sections of the Internal Revenue Code, and to distribute all of its investment income and capital gains to its shareholders. Therefore, no provision for federal income tax is required.

(E) Security Transactions and Distributions: Security transactions are accounted for on the date the securities are purchased or sold. Interest income is accrued as earned. Realized gains and losses on sales of securities are calculated for financial accounting and federal income tax purposes on the identified cost basis. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

(F) Foreign Currency Translation: The books and records of the Fund are maintained in U.S. dollars. Assets and liabilities which are denominated in foreign currencies are translated to U.S. dollars at the prevailing rates of exchange. The Fund does not isolate changes in the value of investments caused by foreign exchange rate differences from the changes due to other circumstances.

Income and expenses are translated to U.S. dollars based upon the rates of exchange on the respective dates of such transactions.

17

Value Line Emerging Opportunities Fund, Inc.

Notes to Financial Statements

Net realized foreign exchange gains or losses arise from currency fluctuations realized between the trade and settlement dates on securities transactions, the differences between the U.S. dollar amounts of dividends, interest, and foreign withholding taxes recorded by the Fund, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities, other than investments, at the end of the fiscal period, resulting from changes in the exchange rates.

The effect of the change in foreign exchange rates on the value of investments is included in realized gain/loss on investments and change in net unrealized appreciation/ depreciation on investments.

(G) Representations and Indemnifications: In the normal course of business, the Fund enters into contracts that contain a variety of representations which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

(H) Accounting for Real Estate Investment Trusts: The Fund owns shares of Real Estate Investment Trusts (“REITs”) which report information on the source of their distributions annually. Distributions received from REITs during the year which represent a return of capital are recorded as a reduction of cost and distributions which represent a capital gain dividend are recorded as a realized long-term capital gain on investments.

(I) Foreign Taxes: The Fund may be subject to foreign taxes on income, gains on investments, or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.

2.	Capital Share Transactions

Transactions in capital stock were as follows:

	Year Ended March 31, 2009	Year Ended March 31, 2008
Shares sold	7,009,365	10,790,033
Shares issued to shareholders in reinvestment of distributions	273,053	588,590
Shares repurchased	(12,006,409)	(6,517,836)
Net increase/(decrease)	(4,723,991)	4,860,787
Distributions per share from net realized gains	$0.2075	$0.7140

3.	Purchases and Sales of Securities

Purchases and sales of securities, excluding short-term investments, were as follows:

Year Ended March 31, 2009
Purchases:
Investment Securities	$119,050,220
Sales:
Investment Securities	$154,782,699

4.	Income Taxes

At March 31, 2009, information on the tax components of capital is as follows:

Cost of investments for tax purposes	$573,980,028
Gross tax unrealized appreciation	48,960,162
Gross tax unrealized depreciation	(153,683,876)
Net tax unrealized depreciation on investments	$(104,723,714)
Capital loss carryforward, expires March 31, 2017	$(13,110,504)

18

Value Line Emerging Opportunities Fund, Inc.

March 31, 2009

During the year ended March 31, 2009, as permitted under federal income tax regulations, the Fund elected to defer $79,390,068 of post-October net capital losses to the next taxable year.

To the extent that current or future capital gains are offset by capital losses, the Fund does not anticipate distributing any such gains to shareholders.

It is uncertain whether the Fund will be able to realize the benefits of the capital losses before they expire.

Net unrealized gain (loss) differs for financial statements and tax purposes primarily due to differing treatments of wash sales and real estate investment trusts.

Permanent book-tax differences relating to the classification of income in the current year were reclassified within the composition of the net asset accounts. The Fund increased undistributed net investment income by $3,204,481, decreased additional paid in capital by $3,206,673, and increased accumulated net realized gain by $2,192. These reclassifications were primarily due to differing treatments of net operating loss, foreign currency gain/losses and distributions. Net assets were not affected by this reclassification.

The tax composition of distributions to shareholders for the years ended March 31, 2009 and March 31, 2008 were as follows:

	2009	2008
Long-term capital gains	$5,586,516	$20,312,212

5.	Investment Advisory Fee, Service and Distribution Fees and Transactions With Affiliates

On June 30, 2008, Value Line, Inc. (“Value Line”) reorganized its investment management division into EULAV Asset Management, LLC (“EULAV”), a newly formed, wholly-owned subsidiary. As part of the reorganization, each advisory agreement was transferred from Value Line to EULAV and EULAV replaced Value Line as the Fund’s investment adviser. The portfolio managers, who are now employees of EULAV, have not changed as a result of the reorganization.

An advisory fee of $5,688,279 was paid or payable to Value Line or EULAV for the year ended March 31, 2009. The fee was computed at an annual rate of 0.75 of 1% of the daily net assets during the period and paid monthly. The Adviser provides research, investment programs, and supervision of the investment portfolio and pays costs of certain administrative services and office space. The Adviser also provides persons, satisfactory to the Fund’s Board of Directors, to act as officers of the Fund and pays their salaries. Direct expenses of the Fund are charged to the Fund while common expenses of the Value Line Funds are allocated proportionately based upon the funds’ respective net assets. The Fund bears all other costs and expenses.

The Fund has a Service and Distribution Plan (the “Plan”), adopted pursuant to Rule 12b-1 under the Investment Company Act of 1940, for the payment of certain expenses incurred by Value Line Securities, Inc. (the “Distributor”), a wholly-owned subsidiary of Value Line, for advertising, marketing and distributing the Fund’s shares and for servicing the Fund’s shareholders at an annual rate of 0.25% of the Fund’s average daily net assets. For the year ended March 31, 2009, fees amounting to $1,896,093 were paid or payable to the Distributor under this plan.

For the year ended March 31, 2009, the Fund’s expenses were reduced by $18,833 under a custody credit arrangement with the custodian.

Certain officers, employees and a director of Value Line and/or affiliated companies are also officers and a director of the Fund. At March 31, 2009, the Adviser, and/or affiliated companies including the Value Line Profit Sharing and Savings Plan, owned 92,673 shares of the Fund representing less than 1% of the outstanding shares. In addition, the officers and director of the Fund as a group owned 585 shares, representing less than 1% of the outstanding shares.

19

Value Line Emerging Opportunities Fund, Inc.

Notes to Financial Statements

6.	Other

By letter dated June 15, 2005, the staff of the Northeast Regional Office of the Securities and Exchange Commission (“SEC”) informed Value Line that it was conducting an investigation in the matter of Value Line Securities, Inc. (“VLS”). Value Line has supplied numerous documents to the SEC in response to its requests and various individuals, including employees and former employees of Value Line, directors of the Fund and others, have provided testimony to the SEC. On May 8, 2008, the SEC issued a formal order of private investigation regarding whether VLS’ brokerage charges and related expense reimbursements from the Value Line Funds (“Funds”) during periods prior to 2005 were excessive and whether adequate disclosure was made to the SEC and the boards of directors and shareholders of the Funds. Thereafter, certain officers of Value Line, who are former officers of the Funds, asserted their constitutional privilege not to provide testimony. Value Line has informed the Funds that it believes that the SEC has completed the fact finding phase of its investigation and Value Line will seek to settle this matter with the SEC. Although management of Value Line cannot determine the effect that the investigation will have on Value Line’s financial statements, it believes that any settlement is likely to be material to it and has informed the Funds of its belief, in light of settlement discussions to date, that there are no loss contingencies that should be accrued or disclosed in the Fund’s financial statements and that the resolution of this matter is not likely to have a materially adverse effect on the ability of the Adviser or VLS to perform their respective contracts with the Fund.

7.	Subsequent Event

On May 5, 2009, Value Line Securities, Inc. changed its name to EULAV Securities, Inc.

20

Value Line Emerging Opportunities Fund, Inc.

Financial Highlights

Selected data for a share of capital stock outstanding throughout each year:

	Years Ended March 31,
	2009	2008	2007	2006	2005
Net asset value, beginning of year	$30.47	$32.32	$31.70	$25.75	$23.81
Income from investment operations:
Net investment loss	(0.13)	(0.06)	(0.05)	(0.04)	(0.05)
Net gains or (losses) on securities (both realized and unrealized)	(11.47)	(1.08)	1.15	6.38	1.99
Total from investment operations	(11.60)	(1.14)	1.10	6.34	1.94

Less distributions:
Distributions from net realized gains	(0.21)	(0.71)	(0.48)	(0.39)	—
Net asset value, end of year	$18.66	$30.47	$32.32	$31.70	$25.75

Total return	(38.11)%	(3.71)%	3.55%	24.85%	8.15%

Ratios/Supplemental Data:
Net assets, end of year (in thousands)	$469,544	$910,714	$808,825	$665,418	$409,609
Ratio of expenses to average net assets(1)	1.18%	1.12%	1.16%	1.10%	1.14%
Ratio of net investment loss to average net assets	(0.41)%	(0.18)%	(0.16)%	(0.17)%	(0.28)%
Portfolio turnover rate	17%	26%	24%	40%	44%

(1)
Ratio reflects expenses grossed up for custody credit arrangement. The ratio of expenses to average net assets net of custody credits would have been 1.15% for the year ended March 31, 2007 and would have been unchanged for the years ended March 31, 2009, 2008, 2006 and 2005.

See Notes to Financial Statements.
21

Value Line Emerging Opportunities Fund, Inc.

Report of Independent Registered Public Accounting Firm

To the Board of Directors and Shareholders of Value
Line Emerging Opportunities Fund, Inc.

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Value Line Emerging Opportunities Fund, Inc. (the “Fund”) at March 31, 2009, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Fund’s management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at March 31, 2009 by correspondence with the custodian, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
New York, New York

May 29, 2009

22

Value Line Emerging Opportunities Fund, Inc.

Factors Considered by the Board in Approving the Investment Advisory Agreement for the Value Line Emerging Opportunities Fund, Inc. (unaudited)

March 31, 2009 Annual Report

The Investment Company Act of 1940 (the “1940 Act”) requires the Board of Directors, including a majority of Directors who are not interested persons of Value Line Emerging Opportunities Fund (the “Fund”), as that term is defined in the 1940 Act (the “Independent Directors”), annually to consider the investment advisory agreement (the “Agreement”) between the Fund and its investment adviser, EULAV Asset Management, LLC1 (the “Adviser”). As required by the 1940 Act, the Board requested and the Adviser provided such information as the Board deemed to be reasonably necessary to evaluate the terms of the Agreement. At meetings held throughout the year, including the meeting specifically focused upon the review of the Agreement, the Independent Directors met in executive sessions separately from the non-Independent Director of the Fund and any officers of the Adviser. In selecting the Adviser and approving the continuance of the Agreement, the Independent Directors relied upon the assistance of counsel to the Independent Directors.

Both in the meetings which specifically addressed the approval of the Agreement and at other meetings held during the course of the year, the Board, including the Independent Directors, received materials relating to the Adviser’s investment and management services under the Agreement. These materials included information on: (i) the investment performance of the Fund, compared to a peer group of funds consisting of the Fund and all retail and institutional small-cap growth funds regardless of asset size or primary channel of distribution (the “Performance Universe”), and its benchmark index, each as classified by Lipper Inc., an independent evaluation service (“Lipper”); (ii) the investment process, portfolio holdings, investment restrictions, valuation procedures, and financial statements for the Fund; (iii) sales and redemption data with respect to the Fund; (iv) the general investment outlook in the markets in which the Fund invests; (v) arrangements with respect to the distribution of the Fund’s shares; (vi) the allocation and cost of the Fund’s brokerage (none of which was effected through any affiliate of the Adviser); and (vii) the overall nature, quality and extent of services provided by the Adviser.

As part of the review of the continuance of the Agreement, the Board requested, and the Adviser provided, additional information in order to evaluate the quality of the Adviser’s services and the reasonableness of its fees under the Agreement. In a separate executive session, the Independent Directors reviewed information, which included data comparing: (i) the Fund’s management fee rate, transfer agent and custodian fee rates, service fee (including 12b-1 fees) rates, and the rate of the Fund’s other non-management fees, to those incurred by a peer group of funds consisting of the Fund and 13 other retail no-load small-cap growth funds, as selected objectively by Lipper (“Expense Group”), and a peer group of funds consisting of the Fund, the Expense Group and all other retail no-load small-cap growth funds (excluding outliers), as selected objectively by Lipper (“Expense Universe”); (ii) the Fund’s expense ratio to those of its Expense Group and Expense Universe; and (iii) the Fund’s investment performance over various time periods to the average performance of the Performance Universe as well as the appropriate Lipper Index, as selected objectively by Lipper (the “Lipper Index”). In the separate executive session, the Independent Directors also reviewed information regarding: (a) the Adviser’s financial results and condition, including the Adviser’s and certain of its affiliates’ profitability from the services that have been performed for the Fund as well as the Value Line family of funds; (b) the Fund’s current investment management staffing; and (c) the Fund’s potential for achieving economies of scale. In support of its review of the statistical information, the Board was provided with a detailed description of the methodology used by Lipper to determine the Expense Group, the Expense Universe and the Performance Universe to prepare its information. The Independent Directors also requested and reviewed information provided by the Adviser relating to an investigation by the Securities and Exchange Commission in the matter of Value Line Securities, Inc.2, the Fund’s principal underwriter and affiliate of the Adviser (the “Distributor”), and a representation by Value Line, Inc. that the resolution of this matter is not likely to have a materially adverse effect on the ability of the Adviser or the Distributor to perform their respective contracts with the Fund.

1 On June 30, 2008, Value Line, Inc., the Fund’s former investment adviser, reorganized its investment management division into EULAV Asset Management, LLC, a newly formed wholly-owned subsidiary located at 220 East 42nd Street, New York, NY 10017. As part of the reorganization, the Fund’s investment advisory agreement was transferred from Value Line, Inc. to EULAV Asset Management, LLC, and EULAV Asset Management, LLC replaced Value Line, Inc. as the Fund’s investment adviser. For periods prior to June 30, 2008, the term “Adviser” refers to Value Line, Inc.

23

Value Line Emerging Opportunities Fund, Inc.

The following summarizes matters considered by the Board in connection with its renewal of the Agreement. However, the Board did not identify any single factor as all-important or controlling, and the summary does not detail all the matters that were considered.

Investment Performance. The Board reviewed the Fund’s overall investment performance and compared it to its Performance Universe and the Lipper Index. The Board noted that the Fund outperformed both the Performance Universe average and the Lipper Index for the one-year, three-year, five-year and ten-year periods ended December 31, 2008.

The Adviser’s Personnel and Methods. The Board reviewed the background of the portfolio manager responsible for the daily management of the Fund’s portfolio, seeking to achieve the Fund’s investment objective and adhering to the Fund’s investment strategies. The Independent Directors also engaged in discussions with the Adviser’s senior management responsible for the overall functioning of the Fund’s investment operations. The Board concluded that the Fund’s management team and the Adviser’s overall resources were adequate and that the Adviser had investment management capabilities and personnel essential to performing its duties under the Agreement.

Management Fee and Expenses. The Board considered the Adviser’s fee under the Agreement relative to the management fees charged by its Expense Group and Expense Universe averages. The Board noted that, for the most recent fiscal year, the Fund’s management fee rate was less than that of both the Expense Group average and the Expense Universe average. Based on these factors, the Board determined that the Fund’s management fee rate payable to the Adviser under the Agreement does not constitute fees that are so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded that the management fee rate under the Agreement is fair and reasonable.

2 On May 6, 2009, Value Line Securities, Inc. changed its name to EULAV Securities, Inc. No other change was made to the Distributor’s organization, including its operations and personnel.

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Value Line Emerging Opportunities Fund, Inc.

The Board also considered the Fund’s total expense ratio relative to its Expense Group and Expense Universe averages. The Board noted that the Fund’s total expense ratio was less than that of the Expense Group average and the Expense Universe average. The Board concluded that the average expense ratio was satisfactory for the purpose of approving the continuance of the Agreement for the coming year.

Nature and Quality of Other Services. The Board considered the nature, quality, cost and extent of other services provided by the Adviser and the Distributor. At meetings held throughout the year, the Board reviewed the effectiveness of the Adviser’s overall compliance program, as well as the services provided by the Distributor. The Board also reviewed the services provided by the Adviser and its affiliates in supervising third party service providers. Based on this review, the Board concluded that the nature, quality, cost and extent of such other services provided by the Adviser and its affiliates were satisfactory, reliable and beneficial to the Fund’s shareholders.

Profitability. The Board considered the level of profitability of the Adviser and its affiliates with respect to the Fund individually and in the aggregate for all the funds within the Value Line group of funds, including the impact of certain actions taken during prior years. These actions included the Adviser’s reduction (voluntary in some instances and contractual in other instances) of management and/or Rule 12b-1 fees for certain funds, the Adviser’s termination of the use of soft dollar research, and the cessation of trading through the Distributor. The Board concluded that the profitability of the Adviser and its affiliates with respect to the Fund, including the financial results derived from the Fund’s Agreement, were within a range the Board considered reasonable.

Other Benefits. The Board also considered the character and amount of other direct and incidental benefits received by the Adviser and its affiliates from their association with the Fund. The Board concluded that potential “fall-out” benefits that the Adviser and its affiliates may receive, such as greater name recognition, appear to be reasonable, and may in some cases benefit the Fund.

Economies of Scale. The Board noted that, given the current and anticipated size of the Fund, any perceived and potential economies of scale were not yet a significant consideration for the Fund and the addition of break points was determined not to be necessary at this time.

Fees and Services Provided for Other Comparable Funds/Accounts Managed by the Adviser and its Affiliates. In addition to comparing the Fund’s management fee rate to unaffiliated mutual funds included in the Fund’s Expense Group and Expense Universe, the Board was informed by the Adviser that the Adviser and its affiliates do not manage any investment companies comparable to the Fund. The Adviser informed the Board that it manages a small-cap growth non-mutual fund asset management account. The Board noted that the Fund’s management fee rate was higher than that charged to the non-mutual fund asset management account but still fair and reasonable based on the differences in the services the Adviser renders to the Fund and the non-mutual fund asset management account.

Conclusion. The Board, in light of the Adviser’s overall performance, considered it appropriate to continue to retain the Adviser as the Fund’s investment adviser. Based on their evaluation of all material factors deemed relevant, and with the advice of independent counsel, the Board concluded that the Fund’s Agreement is fair and reasonable and voted to approve the continuation of the Agreement for another year.

25

Value Line Emerging Opportunities Fund, Inc.

Federal Tax Notice (unaudited)

During the year ended March 31, 2009, the Fund distributed $5,586,951 of long-term capital gain to its shareholders.

26

Value Line Emerging Opportunities Fund, Inc.

Management of the Fund

MANAGEMENT INFORMATION

The business and affairs of the Fund are managed by the Fund’s officers under the direction of the Board of Directors. The following table sets forth information on each Director and officer of the Fund. Each Director serves as a director or trustee of each of the 14 Value Line Funds. Each Director serves until his or her successor is elected and qualified.

Name, Address, and Age	Position	Length of Time Served	Principal Occupation During the Past 5 Years	Other Directorships Held by Director
Interested Director*
Thomas T. Sarkany Age 62	Director	Since 2008	Mutual Fund Marketing Director of Value Line Securities, Inc. (the “Distributor”).	None
Non-Interested Directors
Joyce E. Heinzerling 500 East 77th Street New York, NY 10162 Age 53	Director	Since 2008	General Counsel, Archery Capital LLC (private investment fund).	Burnham Investors Trust, since 2004 (4 funds).
Francis C. Oakley 54 Scott Hill Road Williamstown, MA 01267 Age 77	Director (Lead Independent Director since 2008)	Since 1993
Professor of History, Williams College, (1961-2002). Professor Emeritus since 2002; President Emeritus since 1994 and President, (1985-1994) Chairman (1993-1997) and Interim President (2002-2003) of the American Council of Learned Societies. Trustee since 1997 and Chairman of the Board since 2005, National Humanities Center.
None
David H. Porter 5 Birch Run Drive Saratoga Springs, NY 12866 Age 73	Director	Since 1997	Professor, Skidmore College, since 2008; Visiting Professor of Classics, Williams College, (1999-2008); President Emeritus, Skidmore College since 1999 and President, (1987-1998).	None
Paul Craig Roberts 169 Pompano St. Panama City Beach, FL 32413 Age 69	Director	Since 1983	Chairman, Institute for Political Economy.	None
Nancy-Beth Sheerr 1409 Beaumont Drive Gladwyne, PA 19035 Age 59	Director	Since 1996	Senior Financial Advisor, Veritable L.P. (Investment Adviser) since 2004; Senior Financial Advisor, Hawthorn, (2001-2004).	None

27

Value Line Emerging Opportunities Fund, Inc.

Management of the Fund

Name, Address, and Age	Position	Length of Time Served	Principal Occupation During the Past 5 Years	Other Directorships Held by Director
Daniel S. Vandivort 59 Indian Head Road Riverside, CT 06878 Age 54	Director	Since 2008	President, Chief Investment Officer, Weiss, Peck and Greer/Robeco Investment Management 2005-2007; Managing Director, Weiss, Peck and Greer, 1995-2005.	None
Officers
Mitchell E. Appel Age 38	President	Since 2008
President of each of the Value Line Funds since June 2008; Chief Financial Officer of Value Line since April 2008 and from September 2005 to November 2007; Treasurer from June 2005 to September 2005; Chief Financial Officer of XTF Asset Management from November 2007 to April 2008; Chief Financial Officer of Circle Trust Company from 2003 through May 2005; Chief Financial Officer of the Distributor since April 2008 and President since February 2008; President of the Adviser since February 2009.

Howard A. Brecher Age 55	Vice President and Secretary	Since 2008
Vice President and Secretary of each of the Value Line Funds since June 2008; Vice President, Secretary and a Director of Value Line; Vice President of the Distributor and Secretary since June 2008; Secretary of the Adviser since February 2009; Vice President, Secretary, Treasurer, General Counsel and a Director of Arnold Bernhard & Co., Inc.

Emily D. Washington Age 30	Treasurer	Since 2008
Treasurer and Chief Financial Officer (Principal Financial and Accounting Officer) of the Value Line Funds since August 2008; Associate Director of Mutual Fund Accounting at Value Line until August 2008.

*	Mr. Sarkany is an “interested person” as defined in the Investment Company Act of 1940 by virtue of his position with the Distributor.

Unless otherwise indicated, the address for each of the above officers is c/o Value Line Funds, 220 East 42nd Street, New York, NY 10017.

The Fund’s Statement of Additional Information (SAI) includes additional information about the Fund’s Directors and is available, without charge, upon request by calling 1-800-243-2729 or on the Fund’s website, www.vlfunds.com.

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Value Line Emerging Opportunities Fund, Inc.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities, and information regarding how the Fund voted these proxies for the 12-month period ended June 30 is available through the Fund’s website at http://www.vlfunds.com and on the SEC’s website at http://www.sec.gov. The description of the policies and procedures is also available without charge, upon request, by calling 1-800-243-2729.

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Value Line Emerging Opportunities Fund, Inc.

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Value Line Emerging Opportunities Fund, Inc.

The Value Line Family of Funds

1950 — The Value Line Fund seeks long-term growth of capital. Current income is a secondary objective.

1952 — Value Line Income and Growth Fund’s primary investment objective is income, as high and dependable as is consistent with reasonable risk. Capital growth to increase total return is a secondary objective.

1956 — Value Line Premier Growth Fund seeks long-term growth of capital. No consideration is given to current income in the choice of investments.

1972 — Value Line Larger Companies Fund’s sole investment objective is to realize capital growth.

1979 — The Value Line Cash Fund, a money market fund, seeks to secure as high a level of current income as is consistent with maintaining liquidity and preserving capital. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

1981 — Value Line U.S. Government Securities Fund seeks maximum income without undue risk to capital. Under normal conditions, at least 80% of the value of its net assets will be invested in securities issued or guaranteed by the U.S. Government and its agencies and instrumentalities.

1983 — Value Line Centurion Fund* seeks long-term growth of capital.

1984 — The Value Line Tax Exempt Fund seeks to provide investors with the maximum income exempt from federal income taxes while avoiding undue risk to principal. The fund may be subject to state and local taxes and the Alternative Minimum Tax (if applicable).

1985 — Value Line Convertible Fund seeks high current income together with capital appreciation primarily from convertible securities ranked 1 or 2 for year-ahead performance by the Value Line Convertible Ranking System.

1986 — Value Line Aggressive Income Trust seeks to maximize current income.

1987 — Value Line New York Tax Exempt Trust seeks to provide New York taxpayers with the maximum income exempt from New York State, New York City and federal income taxes while avoiding undue risk to principal. The Trust may be subject to state and local taxes and the Alternative Minimum Tax (if applicable).

1987 — Value Line Strategic Asset Management Trust* seeks to achieve a high total investment return consistent with reasonable risk.

1993 — Value Line Emerging Opportunities Fund invests primarily in common stocks or securities convertible into common stock, with its primary objective being long-term growth of capital.

1993 — Value Line Asset Allocation Fund seeks high total investment return, consistent with reasonable risk. The Fund invests in stocks, bonds and money market instruments utilizing quantitative modeling to determine the asset mix.

*	Only available through the purchase of Guardian Investor, a tax deferred variable annuity, or ValuePlus, a variable life insurance policy.

For more complete information about any of the Value Line Funds, including charges and expenses, send for a prospectus from Value Line Securities, Inc., 220 East 42nd Street, New York, New York 10017-5891 or call 1-800-243-2729, 9am-5pm CST, Monday-Friday, or visit us at www.vlfunds.com. Read the prospectus carefully before you invest or send money.

32

Item 2.  Code of Ethics

(a) The Registrant has adopted a Code of Ethics that applies to its principal executive officer, and principal financial officer and  principal accounting officer.

(f) Pursuant to item 12(a), the Registrant is attaching as an exhibit a copy of its
Code of Ethics that applies to its principal executive officer, and principal financial officer and principal accounting officer.

Item 3.  Audit Committee Financial Expert.

(a)(1)The Registrant has an Audit Committee Financial Expert serving on its Audit Committee.
(2) The Registrant’s Board has designated Daniel S. Vandivort, a member of the Registrant’s Audit Committee, as the Registrant’s Audit Committee Financial Expert.  Mr. Vandivort is an independent director who has served as President, Chief Investment Officer to Weis, Peck and Greer/Robeco Investment Management.  He has also previously served as Managing Director for Weis, Peck and Greer (1995-2005).

A person who is designated as an “audit committee financial expert” shall not make such person an "expert" for any purpose, including without limitation under Section 11 of the Securities Act of 1933 or under applicable fiduciary laws, as a result of being designated or identified as an audit committee financial expert. The designation or identification of a person as an audit committee financial expert does not impose on such person any duties, obligations, or liabilities that are greater than the duties, obligations, and liabilities imposed on such person as a member of the audit committee and Board of Trustees in the absence of such designation or identification.

Item 4.  Principal Accountant Fees and Services

(a)	Audit Fees 2009 - $140,476

(b)	Audit-Related fees – None.

(c)	Tax Preparation Fees 2009 -$3,557

(d)	All Other Fees – None

(e) (1)
Audit Committee Pre-Approval Policy. All services to be performed for the Registrant by PricewaterhouseCoopers LLP must be pre-approved by the audit committee. All services performed during 2006 were pre-approved by the committee.

(e) (2)	Not applicable.

(f)	Not applicable.

(g)	Aggregate Non-Audit Fees 2009 -$8,722

(h)	Not applicable.

Item 11.  Controls and Procedures.

(a)
The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-2(c) under the Act (17 CFR 270.30a-2(c) ) based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report, are appropriately designed to ensure that material information relating to the registrant is made known to such officers and are operating effectively.

(b)
The registrant’s principal executive officer and principal financial officer have determined that there have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including corrective actions with regard to significant deficiencies and material weaknesses.

Item 12.  Exhibits.

(a)	Code of Business Conduct and Ethics for Principal Executive and Senior Financial Officers attached hereto as Exhibit 99.CODE ETH.

(b)	(1)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2) attached hereto as Exhibit 99.CERT.

	(2)	Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto as Exhibit 99.906.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

By	/s/ Mitchell E. Appel
Mitchell E. Appel, President

Date:	June 10, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Mitchell E. Appel
Mitchell E. Appel, President, Principal Executive Officer

By:	/s/ Emily D. Washington
Emily D. Washington, Treasurer, Principal Financial Officer

Date:	June 10, 2009